Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
24.	SEGMENT REPORTING
The Company’s operations are organized into two
segments, consisting of Baidu Core and iQIYI. Within Baidu Core, the Company’s product and services offerings are categorized as follows—Mobile Ecosystem, Baidu Cloud and Apollo Intelligent Driving & Other Growth Initiatives. iQIYI is an innovative market-leading online entertainment service. iQIYI’s platform features iQIYI original content, as well as a comprehensive library of other professionally produced content (PPC), professional user generated content (PUGC) and user-generated content.
The Company derives the results of the segments directly from its internal management reporting system. The CODM reviews the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.
The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2018.

	For the year ended December 31, 2018
	Baidu Core	iQIYI	Intersegment eliminations & adjustments	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	78,271	24,989	(983)	102,277

Operating costs and expenses:
Cost of revenues	25,370	27,133	(759)	51,744
Selling, general and administrative	15,310	4,168	(247)	19,231
Research and development	13,783	1,994	(5)	15,772

Total operating costs and expenses	54,463	33,295	(1,011)	86,747

Operating profit (loss)	23,808	(8,306)	28	15,530

Total other income (loss), net	13,169	(676)	(698)	11,795

Income (loss) before income taxes	36,977	(8,982)	(670)	27,325

Income taxes	4,664	79	—	4,743

Net income (loss)	32,313	(9,061)	(670)	22,582

Less: net income (loss) attributable to noncontrolling interests	(1,292)	49	(3,748)	(4,991)

Net income (loss) attributable to Baidu, Inc.	33,605	(9,110)	3,078	27,573

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2019.

	For the year ended December 31, 2019
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	79,711	28,994	(1,292)	107,413

Operating costs and expenses:
Cost of revenues	34,019	30,348	(1,517)	62,850
Selling, general and administrative	14,733	5,237	(60)	19,910
Research and development	15,698	2,667	(19)	18,346

Total operating costs and expenses	64,450	38,252	(1,596)	101,106

Operating profit (loss)	15,261	(9,258)	304	6,307

Total other income (loss), net	(5,680)	(967)	—	(6,647)

Income (loss) before income taxes	9,581	(10,225)	304	(340)

Income taxes	1,896	52	—	1,948

Net income (loss)	7,685	(10,277)	304	(2,288)

Less: net income (loss) attributable to noncontrolling interests	105	46	(4,496)	(4,345)

Net income (loss) attributable to Baidu, Inc.	7,580	(10,323)	4,800	2,057

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2020.

	For the year ended December 31, 2020
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Total revenues	78,684	12,059	29,707	4,553	(1,317)	(202)	107,074	16,410

Operating costs and expenses:
Cost of revenues	28,368	4,348	27,884	4,273	(1,094)	(167)	55,158	8,454
Selling, general and administrative	12,931	1,982	5,188	795	(56)	(8)	18,063	2,769
Research and development	16,847	2,581	2,676	410	(10)	(2)	19,513	2,989
Total operating costs and expenses	58,146	8,911	35,748	5,478	(1,160)	(177)	92,734	14,212

Operating profit (loss)	20,538	3,148	(6,041)	(925)	(157)	(25)	14,340	2,198

Total other income (loss), net	9,693	1,486	(943)	(145)	—	—	8,750	1,341

Income (loss) before income taxes	30,231	4,634	(6,984)	(1,070)	(157)	(25)	23,090	3,539

Income taxes	4,041	619	23	4	—	—	4,064	623

Net income (loss)	26,190	4,015	(7,007)	(1,074)	(157)	(25)	19,026	2,916

Less: net income (loss) attributable to noncontrolling interests	(334)	(50)	31	5	(3,143)	(483)	(3,446)	(528)

Net income (loss) attributable to Baidu, Inc.	26,524	4,065	(7,038)	(1,079)	2,986	458	22,472	3,444

The following table presents the Company’s revenues disaggregated by segment and by types of products or services:

	For the years ended
	December 31, 2018	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	RMB	US$
	(In millions)
Online marketing services	72,645	70,038	66,283	10,158
Cloud services ( N ote 1)	3,005	6,370	9,173	1,406
Interest income earned from provision of financial services	1,724	—	—	—
Others ( N ote 1)	897	3,303	3,228	495

Baidu Core Subtotal	78,271	79,711	78,684	12,059

Membership services ( N ote 1)	10,623	14,436	16,491	2,527
Online advertising services ( Note 2 )	9,329	8,271	6,822	1,046
Content distribution ( N ote 1)	2,163	2,544	2,660	408
Others ( N ote 1)	2,874	3,743	3,734	572

iQIYI Subtotal	24,989	28,994	29,707	4,553
Intersegment eliminations	(983)	(1,292)	(1,317)	(202)

Total revenue	102,277	107,413	107,074	16,410

Note 1: The revenues were presented as “Others” in the consolidated statements of comprehensive income (loss)
Note 2: The revenues were presented as “Online marketing revenue” in the consolidated statements of comprehensive income (loss)